UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04722
                                                     ---------

			    FMI Mutual Funds, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)

                    100 East Wisconsin Avenue, Suite 2200
			  Milwaukee, Wisconsin  53202
                              --------------------
              (Address of principal executive offices) (Zip code)


				Ted D. Kellner
			Fiduciary Management, Inc.
		100 East Wisconsin Avenue, Suite 2200
			      Milwaukee, WI  53202
                               ------------------
                    (Name and address of agent for service)

                                 (414) 226-4555
                                 --------------
              (Registrant's telephone number, including area code)


Date of fiscal year end: SEPTEMBER
                         ----------------

Date of reporting period: DECEMBER 31, 2007
                          -------------



Item 1. Schedule of Investments.


			    FMI Provident Trust Strategy Fund
				Schedule of Investments
				   December 31, 2007
			              (Unaudited)


Shares or Principal Amount                                            Value
-----------------------------------------------------------------------------

COMMON STOCKS-66.5% (A)

COMMERCIAL SERVICES SECTOR-8.6%
-------------------------------
        Personnel Services-8.6 %
     47,000    Manpower Inc.                                      $2,674,300

     82,960    Robert Half International Inc.                      2,243,238

                                                           -----------------
                                                                   4,917,538

FINANCE SECTOR-15.4%
--------------------
        Investment Banks/Brokers-5.5%
    122,900    Charles Schwab Corp.                                3,140,095


        Investment Managers-9.9%
     22,200    Franklin Resources, Inc.                            2,540,346

     50,000    T. Rowe Price Group Inc.                            3,044,000

                                                           -----------------
                                                                   5,584,346
HEALTH SERVICES SECTOR-9.2%
---------------------------
        Health Industry Services-9.2%
     43,920    Express Scripts, Inc.*                              3,206,160

     50,000    Pharmaceutical Product Development, Inc.            2,018,500

                                                           -----------------
                                                                   5,224,660

INDUSTRIAL SERVICES SECTOR-9.4%
-------------------------------
        Contract Drilling-4.6%
     66,000    Helmerich & Payne, Inc.                             2,644,620


        Engineering & Construction-4.8%
     28,280    Jacobs Engineering Group Inc.*                      2,703,851

RETAIL TRADE SECTOR-5.6%
------------------------
        Home Improvement Chains-5.6%
     78,150    Fastenal Co.                                        3,158,823

TECHNOLOGY SERVICES SECTOR-16.5%
--------------------------------
        Information Technology Services-16.5%
     90,200    Accenture Ltd.                                      3,249,906

     92,970    Cognizant Technology Solutions Corp.*               3,155,402

     65,790    Infosys Technologies Ltd. SP-ADR                    2,984,234

                                                           -----------------
                                                                   9,389,542

TRANSPORTATION SECTOR-1.8%
--------------------------
        Trucking-1.8%
     72,000    Heartland Express, Inc.                             1,020,960
                                                           -----------------
               Total common stocks
	          (Cost $29,875,987)                              37,784,435


SHORT-TERM INVESTMENTS-32.0% (A)

        Federal Agencies-26.3%
 $2,000,000    Federal Home Loan Bank, 4.13%, due 1/07/08          1,998,623

  3,000,000    Federal Home Loan Bank, 4.28%, due 1/16/08          2,994,650

  5,500,000    Federal Home Loan Bank, 4.21%, due 1/17/08          5,489,709

  2,500,000    Federal Home Loan Bank, 4.25%, due 1/22/08          2,493,802

  2,000,000    Federal Home Loan Bank, 4.16%, due 2/08/08          1,991,218
                                                           -----------------
               Total federal agencies
	          (Cost $14,968,002)         	                  14,968,002


        Variable Rate Demand Notes-5.7%
  1,942,213    U.S. Bank, N.A., 4.61%                              1,942,213

  1,270,669    Wisconsin Corporate Central Credit Union, 4.53%     1,270,669
                                                           -----------------
               Total variable rate demand notes
	          (Cost $3,212,882)                                3,212,882
                                                           -----------------
               Total short-term investments
	          (Cost $18,180,884)                              18,180,884
                                                           -----------------
               Total investments-98.5%
                  (Cost $48,056,871)                              55,965,319

               Cash and receivables, less
                  liabilities-1.5% (A)                               836,381
                                                           -----------------
               TOTAL NET ASSETS-100.0%                           $56,801,700
                                                           =================

* Non-income producing security.

(A) Percentages for the various classifications relate to net assets.

ADR-American Depositary Receipts


As of December 31, 2007, investment cost for federal tax purposes was $48,058,034 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation        $9,707,851

Aggregate gross unrealized depreciation        (1,800,566)
					-----------------
Net unrealized appreciation                    $7,907,285
					=================


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.



Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Mutual Funds, Inc.
                   -------------------

     By (Signature and Title)  /s/ Ted D. Kellner
                               ---------------------------
                                Ted D. Kellner, President

     Date   2/8/08
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /s/ Ted D. Kellner
                                   ---------------------------
                                    Ted D. Kellner, President

     Date   2/8/08
           --------------

     By (Signature and Title)      /s/ Ted D. Kellner
                                   ------------------------
 				    Ted D. Kellner, Treasurer

     Date   2/8/08
           --------------